Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net
	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Finished goods	1,096	778
Disposal	—	(778)
Less: provision	(1,096)	—

Inventories, net	—	—